Share Capital and Additional Paid in Capital - Schedule of Shares Issued (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	54,110,584
Balance at beginning of year	$ 839,265	$ 827,324
Ending balance (in shares)	54,110,584	54,110,584
Balance at end of year	$ 835,175	$ 839,265	$ 827,324
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	54,110,584	54,099,929
Balance at beginning of year	$ 5,411	$ 5,410	$ 3,680
Shares issued (in shares)		10,655	17,302,691
Shares issued		$ 1	$ 1,730
Treasury shares (in shares)	(202,797)
Ending balance (in shares)	53,907,787	54,110,584	54,099,929
Balance at end of year	$ 5,411	$ 5,411	$ 5,410
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of year	0	0	0
Shares repurchased	(1,661)
Balance at end of year	(1,661)	0	0
Additional paid in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of year	1,190,049	1,189,665	895,951
Shares issued		125	293,645
Shares repurchased	0
Stock option expense	284	259	69
Balance at end of year	$ 1,190,333	$ 1,190,049	$ 1,189,665